SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impairment of long-lived assets (Details) ¥ in Thousands	6 Months Ended
Jun. 30, 2020 CNY (¥)
Impairment of long-lived assets
Impairment losses for long-lived assets	¥ 0